UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)		Total shareholders' (deficit) equity attributable to ordinary shareholders Westwood	Total shareholders' (deficit) equity attributable to ordinary shareholders Convertible note	Total shareholders' (deficit) equity attributable to ordinary shareholders	Ordinary shares Westwood	Ordinary shares Convertible note	Ordinary shares		Additional paid-in capital Westwood	Additional paid-in capital Convertible note	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Noncontrolling interests	Westwood	Convertible note	Total
Beginning balance at Dec. 31, 2023				$ (1,205,298,000)			$ 21,000				$ 358,187,000	$ 25,267,000	$ (1,588,773,000)	$ (5,404,000)			$ (1,210,702,000)
Beginning balance (in shares) at Dec. 31, 2023	[1]						474,621,603
Net loss				(459,319,000)									(459,319,000)	(933,000)			(460,252,000)
Fair value changes of liabilities due to instrument-specific credit risk, net of nil income taxes				(401,000)								(401,000)					(401,000)
Foreign currency translation adjustment, net of nil income taxes				412,000								412,000					412,000
Total comprehensive loss				(459,308,000)								11,000	(459,319,000)	(933,000)			(460,241,000)
Recapitalization of ordinary shares							$ (16,000)				16,000
Share-based compensation				35,894,000							35,894,000						35,894,000
Conversion of redeemable convertible preferred shares to ordinary shares			$ 30,114,000	386,509,000			$ 1,000			$ 30,114,000	386,508,000					$ 30,114,000	386,509,000
Conversion of redeemable convertible preferred shares to ordinary shares ( in shares)	[1]					3,011,368	68,228,526
Issuance of ordinary shares and warrants to L Catterton Asia Acquisition Corp ("LCAA"), the Private Investment in Public Equity ("PIPE") investors and warrant holders in connection with the consummation of business combination, net of transaction costs				675,379,000			$ 1,000				675,378,000						675,379,000
Issuance of ordinary shares and warrants to L Catterton Asia Acquisition Corp ("LCAA"), the Private Investment in Public Equity ("PIPE") investors and warrant holders in connection with the consummation of business combination, net of transaction costs (in shares )	[1]						94,277,279
Conversion of exchangeable notes to ordinary shares				365,970,000							365,970,000						365,970,000
Conversion of exchangeable notes to ordinary shares (in shares)	[1]						36,597,038
Accretion of redeemable convertible preferred shares				(2,979,000)							(2,979,000)						(2,979,000)
Exercise of public warrants				5,975,000							5,975,000						5,975,000
Ending balance at Jun. 30, 2024				(167,744,000)			$ 7,000				1,855,063,000	25,278,000	(2,048,092,000)	(6,337,000)			(174,081,000)
Ending balance (in shares) at Jun. 30, 2024	[1]						677,231,538
Exercise of public warrants (in shares)	[1]						495,724
Beginning balance at Dec. 31, 2024				(852,862,000)			$ 7,000	[2]			1,785,664,000	55,165,000	(2,693,698,000)	(7,364,000)			$ (860,226,000)
Beginning balance (in shares) at Dec. 31, 2024							676,826,794										694,134,038
Net loss				(313,038,000)									(313,038,000)	(2,000)			$ (313,040,000)
Fair value changes of liabilities due to instrument-specific credit risk, net of nil income taxes				16,427,000								16,427,000					16,427,000
Foreign currency translation adjustment, net of nil income taxes				(6,332,000)								(6,332,000)					(6,332,000)
Total comprehensive loss				(302,943,000)								10,095,000	(313,038,000)	(2,000)			(302,945,000)
Share-based compensation				2,215,000							2,215,000						2,215,000
Issuance of ordinary shares		$ 105,000			$ 51,000				$ 105,000						$ 105,000
Disposal of equity investment under common control				58,671,000							58,671,000						58,671,000
Disposal of a subsidiary														(382,000)			(382,000)
Ending balance at Jun. 30, 2025				$ (1,094,814,000)			$ 7,000	[2]			$ 1,846,655,000	$ 65,260,000	$ (3,006,736,000)	$ (7,748,000)			$ (1,102,562,000)
Ending balance (in shares) at Jun. 30, 2025							676,877,794										694,185,038

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.
[2]	Amounts less than US$0.5.